Property, Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2019
Property, plant and equipment [abstract]
Schedule of property, plant and equipment
Depreciation is calculated so as to write off the cost of an asset, less its estimated residual value, over the useful economic life of that asset as follows:

Computers and equipment	3 - 5 years
Fixtures and fittings	5 years
Leasehold improvement fittings	Over the lease term
Motor vehicles	5 years

2019	Computers & Equipment £’000	Fixtures & Fittings £’000	Motor Vehicles £’000	Fixed Assets in Progress £’000	Total £’000
Cost
At 1 July 2018	£12,355	£8,171	£20	£164	£20,710
Additions	2,856	2,055	—	1,157	6,068
Inflation adjustment	145	—	—	—	145
Disposals	(494)	(106)	(11)	—	(611)
Transfers	—	164	—	(164)	—
Effect of foreign exchange translations	(183)	(126)	—	—	(309)
At 30 June 2019	£14,679	£10,158	£9	£1,157	£26,003

Depreciation
At 1 July 2018	£8,477	£3,629	£20	£—	£12,126
Charge for the year	2,460	1,543	—	—	4,003
Disposals	(477)	(89)	(11)	—	(577)
Effect of foreign exchange translations	(73)	(55)	—	—	(128)
At 30 June 2019	£10,387	£5,028	£9	£—	£15,424
Net book value
At 30 June 2019	£4,292	£5,130	£—	£1,157	£10,579

2018	Computers & Equipment £’000	Fixtures & Fittings £’000	Vehicles £’000	Fixed Assets in Progress £’000	Total £’000
Cost
At 1 July 2017	£10,698	£6,901	£21	£—	£17,620
Additions	2,111	1,381	—	164	3,656
Acquisition of subsidiary / business	417	492	—	—	909
Disposals	(798)	(555)	—	—	(1,353)
Effect of foreign exchange translations	(73)	(48)	(1)	—	(122)
At 30 June 2018	£12,355	£8,171	£20	£164	£20,710

Depreciation
At 1 July 2017	£7,151	£2,963	£20	£—	£10,134
Charge for the year	2,095	1,243	—	—	3,338
Disposals	(734)	(545)	—	—	(1,279)
Effect of foreign exchange translations	(35)	(32)	—	—	(67)
At 30 June 2018	£8,477	£3,629	£20	£—	£12,126
Net book value
At 30 June 2018	£3,878	£4,542	£—	£164	£8,584